Stock-based Compensation - Schedule of Weighted Average Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted	$ 0.94	$ 0.72	$ 2.00
Volatility	61.51%	63.00%	45.00%
Expected life in years	3 years 6 months	4 years	4 years
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.70%	0.54%	0.60%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.43%